[BLANK ROME LLP LETTERHEAD]

PHONE:       215-569-5530
FAX:         215-832-5530
EMAIL:       STOKES@BLANKROME.COM


                                                            May 21, 2010


BY EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-4041

      RE:   CORNERSTONE STRATEGIC VALUE FUND, INC. PRELIMINARY PROXY STATEMENT

Ladies and Gentlemen:

      On behalf of our client, Cornerstone Strategic Value Fund, Inc. (the "Fund"), transmitted herewith is a copy of the Fund's preliminary proxy statement (the "Proxy Statement"), for filing under the Securities Act of 1933 and the Investment Company Act of 1940.

      Should you have any questions or comments regarding the above, please call me at (215) 569-5530 or Thomas R. Westle at (212) 885-5239.

                                                            Very truly yours,

                                                            /s/ Mary Stokes